NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES: G. Recently Issued Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2023
Policies
G. Recently Issued Accounting Pronouncements

G.Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.